OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
OTHER TAXES PAYABLE
Summary of Other Tax Payable
	December 31, 2022	December 31, 2021
Tax debts installments	208,760	200,664
ICMS	271,688	278,351
COFINS	246,501	88,214
PIS	43,524	15,082
Social Security charges	42,186	34,215
IRRF	14,553	11,024
Others	86,517	55,559
	913,729	683,109

Current	760,041	536,220
Non-current	153,688	146,889
	913,729	683,109

Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule

The amounts due on non-current liabilities present the following maturity schedule:

	December 31, 2022	December 31, 2021
from 13 to 24 months	2,255	4,370
from 25 to 36 months	656	1514
from 37 to 48 months	656	716
from 49 to 60 months	656	716
over 60 months	149,465	139,573
	153,688	146,889